Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO (1) ($)	Compensation actually paid to PEO(1) (3) (G) ($)	Average summary compensation table total for non-PEO NEOs(2) ($)	Average compensation actually paid to non-PEO NEOs(2) (3) (4) ($)	Value of initial fixed $100 investment based on:		Net Income (in thousands)(6) ($)	Company Selected Measure: Adjusted CEBITDA(in thousands)(7) ($)
					Total share-holder return (5) ($)	Peer group total share-holder return (5) ($)
2023	41,443,075	80,918,043	7,169,970	12,997,060	98	122	(125,283)	566,600
2022	32,341,017	(13,267,313)	8,649,998	(4,673,576)	56	77	(53,675)	406,200
2021	19,474,195	50,786,412	5,843,120	17,515,309	128	109	(99,929)	394,900

Company Selected Measure Name	Adjusted CEBITDA
Named Executive Officers, Footnote	Our PEO for fiscal years 2023, 2022, and 2021 was Amit Walia.Our non-PEO NEOs for fiscal years 2023, 2022, and 2021 consisted of the following individuals:

Fiscal Year	Non-PEO NEOs
2023	Michael McLaughlin, Eric Brown, Jitesh Ghai, John Schweitzer and Ansa Sekharan
2022	Eric Brown, Jitesh Ghai, John Schweitzer and Ansa Sekharan
2021	Eric Brown, Jitesh Ghai, John Schweitzer and Ansa Sekharan

Peer Group Issuers, Footnote	Company and peer group TSR reflects the Company’s "2023 peer group" in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K which was the S&P 500 Information Technology Index. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on October 27, 2021, the first day of trading in connection with the Company’s initial public offering.
PEO Total Compensation Amount	$ 41,443,075	$ 32,341,017	$ 19,474,195
PEO Actually Paid Compensation Amount	$ 80,918,043	(13,267,313)	50,786,412
Adjustment To PEO Compensation, Footnote	The compensation "actually paid" ("CAP") was calculated beginning with the PEO's and non-PEO NEOs' annual total compensation reported in the Summary Compensation Table ("SCT"). The CAP to PEO and the average CAP to non-PEO NEOs reflect the following adjustments from annual total compensation in the SCT:

		ADJUSTMENTS
	SCT Total	Less, value of Stock Awards reported in SCT	Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year End(*)	Plus, Change in Fair Value of Prior Year awards that are Unvested and Outstanding at Fiscal Year End(*)	Plus, Fair Value of Awards Granted in Fiscal Year and that Vested in Fiscal Year(*)	Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the Fiscal Year(*)	Less, awards granted in prior years that are determined to fail to meet the applicable vesting conditions	Total Compensation Actually Paid
PEO(1)
2023	41,443,075	(39,990,763)	51,930,552	25,705,916	—	1,829,263	—	80,918,043
2022	32,341,017	(30,888,704)	23,156,603	(28,615,197)	344,712	(9,605,744)	—	(13,267,313)
2021	19,474,195	(17,827,252)	25,760,750	21,274,594	—	2,104,125	—	50,786,412

Average Non-PEO NEO
2023	7,169,970	(6,164,537)	8,732,622	3,580,037	353,872	1,027,378	(1,702,282)	12,997,060
2022	8,649,998	(7,683,856)	6,128,146	(8,629,088)	130,789	(3,269,565)	—	(4,673,576)
2021	5,843,120	(4,626,179)	8,033,680	7,207,387	357,247	700,054	—	17,515,309
*Fair value or change in fair value, as applicable, of equity awards in the table in this footnote 3 was determined by reference to (a) for RSU awards, closing price of our Class A common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of our Class A common stock as of the applicable vesting date, (b) for PSUs subject to performance and service conditions, the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (c) for PSUs subject to market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), (d) for stock options subject to performance, market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (e) for stock options, subject to a service-only condition or service and performance conditions, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price of a share of our Class A common stock on the applicable revaluation date as the current market price and with an expected life based on the Company historical exercise of options (subject to option expiration date) and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Non-PEO NEO Average Total Compensation Amount	$ 7,169,970	8,649,998	5,843,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,997,060	(4,673,576)	17,515,309
Adjustment to Non-PEO NEO Compensation Footnote	The compensation "actually paid" ("CAP") was calculated beginning with the PEO's and non-PEO NEOs' annual total compensation reported in the Summary Compensation Table ("SCT"). The CAP to PEO and the average CAP to non-PEO NEOs reflect the following adjustments from annual total compensation in the SCT:

		ADJUSTMENTS
	SCT Total	Less, value of Stock Awards reported in SCT	Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding at Fiscal Year End(*)	Plus, Change in Fair Value of Prior Year awards that are Unvested and Outstanding at Fiscal Year End(*)	Plus, Fair Value of Awards Granted in Fiscal Year and that Vested in Fiscal Year(*)	Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested in the Fiscal Year(*)	Less, awards granted in prior years that are determined to fail to meet the applicable vesting conditions	Total Compensation Actually Paid
PEO(1)
2023	41,443,075	(39,990,763)	51,930,552	25,705,916	—	1,829,263	—	80,918,043
2022	32,341,017	(30,888,704)	23,156,603	(28,615,197)	344,712	(9,605,744)	—	(13,267,313)
2021	19,474,195	(17,827,252)	25,760,750	21,274,594	—	2,104,125	—	50,786,412

Average Non-PEO NEO
2023	7,169,970	(6,164,537)	8,732,622	3,580,037	353,872	1,027,378	(1,702,282)	12,997,060
2022	8,649,998	(7,683,856)	6,128,146	(8,629,088)	130,789	(3,269,565)	—	(4,673,576)
2021	5,843,120	(4,626,179)	8,033,680	7,207,387	357,247	700,054	—	17,515,309
*Fair value or change in fair value, as applicable, of equity awards in the table in this footnote 3 was determined by reference to (a) for RSU awards, closing price of our Class A common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of our Class A common stock as of the applicable vesting date, (b) for PSUs subject to performance and service conditions, the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (c) for PSUs subject to market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), (d) for stock options subject to performance, market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (e) for stock options, subject to a service-only condition or service and performance conditions, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price of a share of our Class A common stock on the applicable revaluation date as the current market price and with an expected life based on the Company historical exercise of options (subject to option expiration date) and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Equity Valuation Assumption Difference, Footnote	Fair value or change in fair value, as applicable, of equity awards in the table in this footnote 3 was determined by reference to (a) for RSU awards, closing price of our Class A common stock on applicable year-end date(s) or, in the case of vesting dates, the closing price of our Class A common stock as of the applicable vesting date, (b) for PSUs subject to performance and service conditions, the same valuation methodology as RSU awards above except year-end values are multiplied by the probability of achievement as of each such date, (c) for PSUs subject to market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), (d) for stock options subject to performance, market and service conditions, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), and (e) for stock options, subject to a service-only condition or service and performance conditions, a Black-Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price of a share of our Class A common stock on the applicable revaluation date as the current market price and with an expected life based on the Company historical exercise of options (subject to option expiration date) and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

Compensation Actually Paid vs. Net Income
The graph below reflects that the Company’s net income has decreased from fiscal year 2022 to fiscal year 2023 while the PEO's compensation actually paid and average compensation actually paid to our other NEOs have increased significantly. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price rather than directly correlating with net income. The Company currently does not use net income as a performance metric in its executive compensation program. Instead, a substantial portion of the incentive-based component of our executive compensation program is based on the financial performance measure relating to our Adjusted CEBITDA and operational performance measures relating to our revenue, as discussed in further detail in the Compensation Discussion and Analysis above. The difference between our Net Income and Adjusted CEBITDA in fiscal year 2023 included the expenses associated with two restructuring programs intended to improve the long-term financial performance of the Company. Footnote 7 to the Pay Versus Performance table above describes other adjustments to Net Income that were used to determine Adjusted CEBITDA.

Compensation Actually Paid vs. Company Selected Measure
The graph below describes the relationship between the Company’s total shareholder return relative to peer group TSR and compensation actually paid to our PEO, as well as to our non-PEO NEOs on an averaged basis. The increase in both CAP and TSR in fiscal year 2023 as compared to fiscal year 2022 was substantially attributable to a significant stock price increase and the associated increase in the year-end value of outstanding equity awards. There was a 74% increase in our closing stock price from December 30, 2022, the last day of our fiscal year 2022 (which was $16.29) to December 29, 2023, the last day of our fiscal year 2023 (which was $28.39). This contributed substantially to the increase in the change in the value of equity awards relative to the grant date fair value of the awards on the dates that the awards were approved by the Compensation Committee.
Total shareholder return in the above graph, for both the Company and the peer group TSR as noted in the above Pay Versus Performance Table, reflects the cumulative return of $100 as if invested on the market close on October 27, 2021, the first day of trading in connection with the Company's initial public offering, including reinvestment of any dividends.
2) CAP versus Company-Selected Measure
The graph below describes how the Company’s Adjusted CEBITDA, as defined above, increased year over year while the PEO's compensation actually paid and average compensation actually paid of our other NEOs increased significantly. This is due in large part to the significant emphasis the Company places on equity incentives, which are more sensitive to changes in stock price rather than directly correlating with the Company's Adjusted CEBITDA.

Tabular List, Table

Most Important Financial Performance Measures We Used in Compensating our NEOs for Fiscal Year 2023
Adjusted CEBITDA
Stock Price

Total Shareholder Return Amount	$ 98	56	128
Peer Group Total Shareholder Return Amount	122	77	109
Net Income (Loss)	$ (125,283,000)	$ (53,675,000)	$ (99,929,000)
Company Selected Measure Amount	566,600,000	406,200,000	394,900,000
PEO Name	Amit Walia
Additional 402(v) Disclosure	Represents consolidated GAAP net income for the year ended 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted CEBITDA
Non-GAAP Measure Description	The Company-Selected Measure for fiscal year 2023 is Adjusted CEBITDA. Adjusted CEBITDA for the purposes of determining the compensation of our NEOs means the Company's GAAP net income (loss) as adjusted for income tax benefit (expense), interest income, interest expense, loss on debt refinancing, other income (expense), stock-based compensation, amortization of intangibles, equity compensation related payments, one time fees related to acquisitions, costs related to discrete payments for legal settlements, restructuring costs and executive severance, one-time impairment on restructured facilities, sponsor-related costs, depreciation, change in Short Term Deferred Revenue, change in Contract Asset, and adjusted for actual cash commission costs. Short Term Deferred Revenue means a contract liability with a term less than twelve months for which the customer has been billed but the revenue has not been fully recognized. Contract Asset represents the portion of accelerated revenue recognition which is greater than the amount billed to a customer.
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,990,763)	$ (30,888,704)	$ (17,827,252)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,930,552	23,156,603	25,760,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,705,916	(28,615,197)	21,274,594
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	344,712	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,829,263	(9,605,744)	2,104,125
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,164,537)	(7,683,856)	(4,626,179)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,732,622	6,128,146	8,033,680
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,580,037	(8,629,088)	7,207,387
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,872	130,789	357,247
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,027,378	(3,269,565)	700,054
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,702,282)	$ 0	$ 0